Consolidated Statements of Operations (Parentheticals) - $ / shares		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022
Income Statement [Abstract]
Diluted		$ (0.01)	$ 0.00
Diluted	[1]	296,664,409	437,735,093

[1]	The number of shares of Common and Preferred A Stock outstanding were retroactively adjusted as a result of the Share Exchange. See Note 1